SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Explanation of effect of share-based payments on entity's profit or loss
The total expense relating to share-based payments includes accrued compensation expense related to plans granted in the current period, plans granted in the prior period and adjustments to compensation associated with mark-to-market adjustments on cash-settled plans, as follows:

For the years ended December 31,	2021	2020
Expense related to equity-settled compensation plans	$5.0	$4.4
Expense related to cash-settled compensation plans	(1.8)	27.1
Total expense recognized as compensation expense	$3.2	$31.5

As at December 31,	2021	2020
Total carrying amount of liabilities for cash-settled arrangements (Note 26)	$25.1	$38.4

Additional information about share-based payment arrangements
The following table summarizes the equity instruments outstanding related to share-based payments.

As at December 31, (In thousands)	2021	2020
Share options outstanding(i)(ii)(iii)	256	256
Restricted share units ("RSU")(iv)	2,210	2,494
Deferred share units ("DSU")(v)(vi)	5,061	4,751
Performance share units ("PSU")(vii)	2,020	2,119
(i)The aggregate maximum number of common shares that may be reserved for issuance under the Company's Share Incentive Plan is 24.9 million (2020: 24.9 million).
(ii)As at December 31, 2021, 256,348 share options with a weighted average exercise price of C$5.30 were outstanding and exercisable (December 31, 2020: 256,348 share options with a weighted exercise price of C$5.30 outstanding and exercisable).
(iii)During the year ended December 31, 2021, no share options were granted, excised or expired.
(iv)During the year ended December 31, 2021, the Company granted 1,078,361 RSUs with a weighted average grant date fair value of C$6.38 per RSU; a total of 1,352,628 RSUs vested and the Company credited $4.5 million (2020: $3.4 million) to share capital in respect of RSUs that vested during the year. There were a total of 10,095 RSUs cancelled during the year ended December 31, 2021.
(v)During the year ended December 31, 2021, the Company granted 309,858 DSUs and recorded an expense of $1.4 million, and no DSUs were settled.
(vi)During the fourth quarter of 2020, the Company entered into a derivative contract to mitigate the volatility of share price on DSU compensation, effectively locking in the exposure of the Company for 4.2 million DSUs (approximately 88% of outstanding DSUs at the time) at a value of C7.26 per share. For the year ended December 31, 2021, the Company recorded a mark-to-market gain on DSUs of $7.4 million and a mark-to-market loss on the DSU hedge of $6.5 million.
(vii)During the year ended December 31, 2021, 981,698 PSU units were granted with an expiry date of December 11, 2023 and a fair value of C$3.55 per unit at December 31, 2021. There were payouts of 1,080,433 PSU units and no cancellations of PSU units during the year ended December 31, 2021.